Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2018
Provision for liabilities and charges
Schedule for provisions for liabilities and charges

				Litigation
	Payment	Other		and other
	protection	customer		regulatory
	insurance	redress	DoJ (1)	(incl. RMBS)	Other	Total
	£m	£m	£m	£m	£m	£m

At 1 January 2018	1,053	870	3,243	641	1,950	7,757
Implementation of IFRS 9 on 1 January 2018 (2)	—	—	—	—	85	85
Currency translation and other movements	—	(5)	(119)	(4)	(1)	(129)
Charge to income statement	—	19	—	3	111	133
Releases to income statement	—	(10)	(1)	(5)	(15)	(31)
Provisions utilised	(152)	(115)	(90)	(52)	(100)	(509)

At 31 March 2018	901	759	3,033	583	2,030	7,306

RMBS transfers (1)	—	—	(567)	567	—	—
Currency translation and other movements	—	—	209	32	(24)	217
Charge to income statement	—	46	1,040	23	93	1,202
Releases to income statement	—	(51)	—	(305)	(119)	(475)
Provisions utilised	(156)	(104)	—	(189)	(806)	(1,255)

At 30 June 2018	745	650	3,715	711	1,174	6,995

Notes:

(1)	RMBS provision has been redesignated ‘DoJ’ and the remaining RMBS litigation matters transferred to Litigation and other regulatory as of 1 April 2018 to reflect progress on resolution.
(2)	Refer to Note 2 for further details on the impact of IFRS 9 on classification and basis of preparation.

Schedule of the sensitivity of the provision

			Sensitivity
			Change in assumption	Consequential change in provision
Assumption	Actual to date	Future expected	%	£m
Customer initiated complaints (1)	2,578k	371k	+/-5	+/-26
Uphold rate (2)	90%	89%	+/-1	+/-6
Average redress (3)	£1,673	£1,559	+/-5	+/-26
Processing cost per claim (4)	£156	£113	+/-20k claims	+/-2

Notes:

(1)	Claims received directly by RBS to date, including those received via CMCs and Plevin (commission) only. Excluding those for proactive mailings and where no PPI policy exists.
(2)	Average uphold rate per customer initiated claims received directly by RBS to end of timebar for both PPI (mis-sale) and Plevin (commission), excluding those for which no PPI policy exists.
(3)	Average redress for PPI (mis-sale) and Plevin (commission) pay-outs.
(4)	Processing costs per claim on a valid complaints basis, includes direct staff costs and associated overhead - excluding FOS fees.